Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At June 30, 2013

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	At December 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	7	706
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	11	1,005

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At June 30, 2013
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.125	750	(4)	16	762

	At December 31, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	16	761

Schedule Of Line Of Credit Facilities [Text Block]
Debt carried at amortized cost (continued)

Loan facilities
On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its $1.0 billion syndicated facility maturing in April 2014 which has been repaid and cancelled. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

In February 2013, AngloGold Ashanti Holdings plc, a wholly owned subsidiary of AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc. This facility matures in May 2014 and can be extended for an additional twelve months to May 2015.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility.

Details of the syndicated bridge loan facility are summarized as follows:

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)
	$750 million syndicated bridge loan facility	LIBOR + 1.5	0.525	750	750	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Subsequent to quarter end, the Company has fully cancelled the $750 million syndicated bridge loan facility. See Note Q.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $231 million was drawn down during the six months ended June 30, 2013 under the facility.

At June 30, 2013
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	556	108	448

At December 31, 2012
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	625	359	266

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
		At June 30,	At December 31,
		2013	2012
		(unaudited)
		(in US Dollars, millions)

	Convertible bonds
	Senior unsecured fixed rate bonds	702	686
	Accrued interest	3	3
		705	689

	Convertible bond derivative liability
	Balance at beginning of period	9	92
	Fair value movements on conversion features of convertible bonds (1)	(9)	(83)
	Balance at end of period (2)	-	9

(1)	Fair value movements for six months ended June 30, 2013 and twelve months ended December 31, 2012, respectively.

(2)	As a result of the significant decrease in the Company's share price, the conversion feature of the convertible bonds as at June 30, 2013 amounts to nil.

	Subsequent to quarter end, the Company raised a corporate bond of $1,250 million at 8.5 percent interest per annum to refinance the convertible bonds due May 2014. 99.1 percent in aggregate principal amount of the convertible bonds were repurchased and cancelled during August 2013. See Note Q.

Schedule Of Mandatory Convertible Debt [Text Block]
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	270	588